Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	10 Months Ended	16 Months Ended	22 Months Ended	28 Months Ended	34 Months Ended
	Oct. 11, 2023 [1]	Jan. 31, 2024	Jul. 31, 2024	Jan. 31, 2025	Jul. 31, 2025	Jan. 31, 2026	Jul. 31, 2026
REX FANG & Innovation Equity Premium Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,763	$ 12,513	$ 13,427	$ 14,201	$ 15,455	$ 15,712
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	11,169	12,818	14,115	14,912	16,423	17,829
Solactive FANG Innovation Index Total Return
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,501	$ 14,098	$ 15,592	$ 18,354	$ 21,842	$ 24,779

[1]	Inception